Significant accounting judgements and estimates (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Impairment of Intangibles and goodwill		$ 29,800,000
Intangibles		15,235,000	$ 42,175,000	$ 39,577,000
Goodwill and intangible assets		15,235,000	42,175,000	39,577,000
Goodwill		1,635,000	17,697,000	18,269,000	$ 25,794,000
Provisions		2,287,000	1,854,000	1,162,000
[custom:PaymentOfProvisions]		50,000
[custom:MonthlyPaymentsOfProvisions]		14,583.33
Unused tax losses		4,100,000	4,300,000	$ 4,700,000
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Intangibles		11,600,000	$ 7,800,000
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Provisions		200,000
Litigation provision [member] | Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
[custom:PaymentOfProvisions]	$ 50,000.00
[custom:MonthlyPaymentsOfProvisions]	$ 14,583.33
Caret [member]
IfrsStatementLineItems [Line Items]
Intangibles		11,200,000
Kenshaw electric Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets		9,500,000
Goodwill		$ 9,100,000